Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Change in Goodwill
23. GOODWILL
The change in goodwill for the year ended December 31
was due to the following:
millions of dollars
2025 2024
Balance, January 1 $
5,858 $
5,871
Change in FX rate (278)
504
Impairment charges -
(214)
Classified as assets held for sale
(1)
-
(303)
Balance, December 31 $
5,580 $
5,858
(1) On August 5, 2024, Emera announced an
agreement to sell NMGC. As a result,
NMGC's assets and liabilities were
classified as held for sale beginning in Q3 2024.
For further details on the pending transaction,
refer to note 4.